UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06362

Invesco Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

Semi-Annual Report to Shareholders	August 31, 2024
Invesco Municipal Trust
NYSE:
VKQ

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

21	Financial Statements

25	Financial Highlights

26	Notes to Financial Statements

31	Approval of Investment Advisory and Sub-Advisory Contracts

33	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/29/24 to 8/31/24

Trust at NAV	2.77%

Trust at Market Value	8.63

S&P Municipal Bond Index ▼ (Broad Market Index)	1.94

S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	1.61

Market Price Discount to NAV as of 8/31/24	-8.44

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
 The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2024, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume
of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Municipal Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎
Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎
Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎
Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎
Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Municipal Trust

Schedule of Investments
August 31, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–151.30% (a)
Alabama–2.96%

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$225	$ 214,244

Black Belt Energy Gas District (The); Series 2023 B, RB (b)	5.25%	12/01/2030	1,420	1,539,970

Energy Southeast A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	990	1,076,654

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,503,463) (c)(d)	5.50%	01/01/2043	1,725	966,000

Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	3,500	3,782,378

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,745	4,120,950

Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB (b)	4.00%	12/01/2031	1,495	1,498,363

Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,405	1,522,301

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	825	838,220

University of South Alabama; Series 2024 A, Ref. RB (INS - BAM) (f)	5.25%	04/01/2054	2,290	2,507,240

				18,066,320

Alaska–0.06%

Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	385,748

Arizona–2.79%

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	86	82,840

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (e)	5.00%	07/01/2039	1,195	1,198,848

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB (e)	5.00%	07/01/2049	500	486,109

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB (e)	5.00%	12/15/2050	820	800,021
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);

Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,128,313

Series 2017, Ref. RB	5.00%	11/15/2045	890	762,996

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2049	225	226,878

Mesa (City of), AZ; Series 2022 A, RB (INS - BAM) (f)	5.00%	07/01/2046	3,010	3,262,232

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB (e)	5.00%	06/15/2052	360	352,027

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.25%	07/01/2048	1,190	1,189,905

Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,300	3,628,810
Salt Verde Financial Corp.;

Series 2007, RB	5.00%	12/01/2032	770	839,746

Series 2007, RB	5.00%	12/01/2037	1,805	2,001,882

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,060,839

				17,021,446

Arkansas–0.10%

Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	618,309

California–12.42%

Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	800	719,857
California (State of);

Series 2020, GO Bonds (INS - BAM) (f)	3.00%	11/01/2050	1,680	1,377,596

Series 2023, GO Bonds (h)	5.25%	09/01/2053	3,300	3,708,829

California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB (b)	5.00%	04/01/2032	2,475	2,681,497

California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	279,564

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	11,000	1,126,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$35	$ 35,839

Series 2020 B-2, Ref. RB (g)	0.00%	06/01/2055	1,670	329,479

California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	4,285	4,614,733

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,185	3,957,266
California (State of) Housing Finance Agency (Social Certificates);

Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,038	4,104,871

Series 2023-1, RB	4.38%	09/20/2036	832	879,858

California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	1,940	2,055,709

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB (e)	5.00%	06/01/2048	165	165,658

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,340	1,410,602
California (State of) Municipal Finance Authority (Linxs APM);

Series 2018 A, RB (i)	5.00%	12/31/2036	1,675	1,730,756

Series 2018 A, RB (i)	5.00%	12/31/2047	2,010	2,036,512

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (e)	5.00%	08/01/2039	250	226,492
California (State of) Pollution Control Financing Authority (Plant Bonds);

Series 2012, RB (e)(i)	5.00%	07/01/2027	765	769,575

Series 2012, RB (e)(i)	5.00%	07/01/2030	220	221,250

Series 2012, RB (e)(i)	5.00%	07/01/2037	2,280	2,286,526

Series 2012, RB (e)(i)	5.00%	11/21/2045	2,675	2,679,684

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (e)	5.25%	12/01/2056	1,005	1,016,545

California State University; Series 2019 A, RB (h)	5.00%	11/01/2049	2,120	2,256,891

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (e)	3.13%	08/01/2056	840	650,672

CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB (e)	4.00%	08/01/2056	495	445,544

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	375	375,048

Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	855	846,292

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (g)	0.00%	06/01/2066	1,535	179,253
Los Angeles (City of), CA Department of Airports (Green Bonds);

Series 2022 G, RB (i)	5.50%	05/15/2035	1,750	1,997,085

Series 2022 G, RB (i)	5.50%	05/15/2037	750	849,562

Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB (h)	5.00%	07/01/2050	2,340	2,514,115

Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM) (f)	5.00%	08/01/2050	1,235	1,308,621

M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	585	758,970

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	2,010	2,007,969

Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM) (f)	4.25%	08/01/2053	3,075	3,105,920

Regents of the University of California Medical Center; Series 2022 P, RB (h)(k)	4.00%	05/15/2053	5,435	5,412,927

Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM) (f)	4.00%	08/01/2048	1,205	1,191,487
San Diego (County of), CA Regional Airport Authority;

Series 2021 A, RB	4.00%	07/01/2051	2,065	2,023,850

Series 2021 A, RB	5.00%	07/01/2056	2,010	2,154,623

Series 2023 B, RB (i)	5.00%	07/01/2048	2,475	2,624,334
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);

Series 2019 E, RB (i)	5.00%	05/01/2038	680	715,824

Series 2019 E, RB (i)	5.00%	05/01/2050	2,360	2,419,612

Series 2021 A, Ref. RB (i)	5.00%	05/01/2036	610	660,508

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	3,485	1,364,308

Southern California Public Power Authority (Clean Energy); Series 2024 A, RB (b)	5.00%	09/01/2030	1,345	1,448,655

				75,727,622

Colorado–6.19%

Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (f)	4.50%	12/01/2058	2,340	2,338,612

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	794,958

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	979,649

Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM) (f)	5.38%	12/01/2053	610	670,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);

Series 2017, RB (e)	5.00%	12/01/2047	$1,680	$ 1,620,059

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	634,822

Series 2022, RB	6.50%	12/01/2053	585	605,866

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	719,650

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,670	1,723,981
Colorado (State of) Health Facilities Authority (CommonSpirit Health);

Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,825,331

Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,561,651
Colorado (State of) Health Facilities Authority (Volunteers of America Care);

Series 2007 A, RB	5.25%	07/01/2027	185	177,854

Series 2007 A, RB	5.30%	07/01/2037	100	83,660

Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	921,071

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	492,037
Denver (City & County of), CO;

Series 2018 A, Ref. RB (i)	5.00%	12/01/2048	5,260	5,385,738

Series 2018 A, Ref. RB (i)	5.25%	12/01/2048	1,735	1,797,185

Series 2018 A-2, RB (g)	0.00%	08/01/2034	1,325	889,670

Series 2022 A, RB (i)	5.00%	11/15/2036	945	1,030,083

Series 2022 A, RB (i)	5.00%	11/15/2047	2,500	2,623,578

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	421,985

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,980	2,006,582

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	787	718,134

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	755	784,698

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	504,451

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	411,913

Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	493,834

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	554,896
White Buffalo Metropolitan District No. 3;

Series 2020, GO Bonds	5.50%	12/01/2050	500	489,862

Series 2023, GO Bonds	8.00%	12/15/2035	608	608,017
Windler Public Improvement Authority;

Series 2021 A-1, RB	4.13%	12/01/2051	500	384,941

Series 2021 A-2, RB (j)	4.50%	12/01/2041	2,065	1,468,538

				37,723,416

District of Columbia–3.25%

District of Columbia;

Series 2022 A, RB	5.00%	07/01/2047	1,670	1,819,634

Series 2023 A, RB	5.25%	05/01/2048	2,435	2,720,995

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	659,949

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,370	3,296,222

Metropolitan Washington Airports Authority;

Series 2017, Ref. RB (i)	5.00%	10/01/2042	2,675	2,741,383

Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,582,878

Series 2024 A, Ref. RB (i)	5.25%	10/01/2049	1,695	1,827,765

Series 2024 A, Ref. RB (i)	5.50%	10/01/2054	2,530	2,775,422

Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,185	2,396,732

				19,820,980

Florida–11.75%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);

Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000) (c)(d)(e)	5.00%	11/15/2061	1,075	758,092

Series 2022 B, RB (Acquired 01/25/2022; Cost $100,000) (c)(d)(e)	6.50%	11/15/2033	100	85,750

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	468,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;

Series 2019 A, RB (i)	4.00%	10/01/2049	$770	$ 719,846

Series 2019 A, RB (i)	5.00%	10/01/2049	1,325	1,360,614

Series 2022 A, RB (h)(k)	4.00%	10/01/2047	3,350	3,276,016

Series 2022, RB	5.00%	01/01/2047	1,675	1,808,765

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,475	2,374,942

Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM) (f)	5.60%	03/01/2048	1,215	1,371,093

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $947,089) (c)(d)(e)	7.75%	05/15/2035	970	26,174

Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,360	1,399,217

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,205	1,239,789
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);

Series 2024, Ref. RB (b)(e)(i)	12.00%	07/15/2028	750	800,629

Series 2024, Ref. RB (i)	5.00%	07/01/2041	800	819,645

Series 2024, Ref. RB (INS - AGM) (f)(i)	5.00%	07/01/2044	2,500	2,631,041

Series 2024, Ref. RB (INS - AGM) (f)(i)	5.25%	07/01/2047	1,000	1,057,204

Series 2024, Ref. RB (INS - AGM) (f)(i)	5.25%	07/01/2053	825	870,200

Series 2024, Ref. RB (i)	5.50%	07/01/2053	800	830,120
Fort Lauderdale (City of), FL;

Series 2023, RB	5.50%	09/01/2053	1,460	1,647,166

Series 2024, RB (h)	5.50%	09/01/2053	2,520	2,843,054
Greater Orlando Aviation Authority;

Series 2017 A, RB (i)	5.00%	10/01/2052	685	694,837

Series 2019 A, RB (i)	4.00%	10/01/2044	2,500	2,407,486

Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,585	1,733,445

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (i)	5.00%	10/01/2048	2,475	2,532,113

Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	3,430	3,824,584

Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	2,430	2,716,164

JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	1,220	1,347,538
Lake (County of), FL (Lakeside at Waterman Village);

Series 2020 A, Ref. RB	5.50%	08/15/2040	650	641,832

Series 2020 A, Ref. RB	5.75%	08/15/2050	285	277,135

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,013,762
Lee (County of), FL;

Series 2021 B, RB (i)	5.00%	10/01/2034	1,030	1,113,378

Series 2022, RB	5.25%	08/01/2049	1,675	1,804,890

Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM) (f)	5.00%	03/15/2052	1,985	2,120,989

Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,150	1,158,379

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	936,130
Miami-Dade (County of), FL;

Series 2021, RB	4.00%	10/01/2048	3,325	3,271,066

Series 2022 A, Ref. RB (i)	5.25%	10/01/2052	505	537,231

Series 2023 A, Ref. RB (i)	5.00%	10/01/2047	2,115	2,261,159

Subseries 2021 A-2, Ref. RB (INS - AGM) (f)	4.00%	10/01/2049	2,520	2,463,814

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,605	2,606,552

Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,345	2,525,828
Osceola (County of), FL;

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2050	2,000	544,750

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	450	110,327

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2053	445	103,479

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	385	84,897

Reunion East Community Development District; Series 2005, RB (c)(l)	5.80%	05/01/2036	235	2

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,340	1,264,228

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	793,270

Sterling Hill Community Development District; Series 2003 A, RB (l)(m)	6.20%	05/01/2035	735	338,275

Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	$1,350	$ 1,338,702

Tampa (City of), FL; Series 2020 A, RB (g)	0.00%	09/01/2049	5,620	1,703,672

				71,658,246

Georgia–2.89%

Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB (h)(k)	4.00%	07/01/2044	3,345	3,344,878

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,183,353

DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	1,001,877

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	628,930

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,950,035
Main Street Natural Gas, Inc.;

Series 2021 C, RB (b)	4.00%	12/01/2028	1,240	1,255,215

Series 2022 C, RB (b)(e)	4.00%	11/01/2027	1,260	1,242,518

Series 2024 A, RB (b)	5.00%	09/01/2031	1,650	1,783,586

Series 2024 C, RB (b)	5.00%	12/01/2031	3,000	3,211,516

				17,601,908

Hawaii–1.11%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);

Series 2024, RB	5.00%	07/01/2041	3,720	4,128,345

Series 2024, RB	5.50%	07/01/2052	2,380	2,637,487

				6,765,832

Idaho–0.74%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);

Series 2017 A, Ref. RB	5.00%	11/15/2032	355	326,403

Series 2017 A, Ref. RB	5.25%	11/15/2037	500	442,288
Idaho (State of) Housing & Finance Association;

Series 2024 A, RB (CEP - GNMA)	4.60%	01/01/2049	1,920	1,923,483

Series 2024, RB	5.00%	08/15/2048	1,680	1,849,358

				4,541,532

Illinois–6.36%
Chicago (City of), IL;

Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,053,762

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,192,671

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	340,577

Series 2014, RB	5.00%	11/01/2039	860	861,033

Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,409,723

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,103,084

Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP (l)	7.46%	02/15/2026	375	274,228
Chicago (City of), IL (O’Hare International Airport);

Series 2012 B, Ref. RB (i)	5.00%	01/01/2030	4,500	4,501,823

Series 2017 D, RB	5.00%	01/01/2052	1,465	1,491,497

Series 2024 A, RB (i)	5.50%	01/01/2053	1,390	1,518,578
Chicago (City of), IL Board of Education;

Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,740,522

Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	772,648
Chicago (City of), IL Park District;

Series 2020 D, GO Bonds (INS - BAM) (f)	4.00%	01/01/2035	1,000	1,023,959

Series 2020 D, GO Bonds (INS - BAM) (f)	4.00%	01/01/2038	1,330	1,350,297

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	499	478,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);

Series 2014, GO Bonds	5.25%	02/01/2033	$1,250	$ 1,251,544

Series 2014, GO Bonds	5.00%	05/01/2035	450	450,461

Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,211,209

Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,143,637

Series 2017 C, GO Bonds	5.00%	11/01/2029	265	281,092

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,163,045

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,307,457

Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,521,863

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (i)	8.00%	06/01/2032	360	360,455
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);

Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $62,560) (d)	5.00%	11/01/2040	60	38,929

Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,024,957) (d)	5.00%	11/01/2049	1,220	791,068

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,075	4,109,401

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	881	481,612

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	973,423
Illinois (State of) Finance Authority (Three Crowns Park);

Series 2017, Ref. RB	5.00%	02/15/2032	155	157,674

Series 2017, Ref. RB	5.25%	02/15/2037	195	198,307

Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM) (f)	5.25%	06/15/2031	1,205	1,211,065

				38,764,815

Indiana–1.28%

Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM) (f)	5.63%	07/15/2053	2,435	2,754,954

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,410	2,344,303

Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB (i)	5.75%	08/01/2042	240	240,157

Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,635	1,806,260

Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB (b)(i)	4.40%	06/10/2031	620	634,088

				7,779,762

Iowa–1.40%

Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	475,572

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,245	1,247,898

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB (b)(n)	5.00%	12/01/2032	2,740	3,186,695
Iowa (State of) Tobacco Settlement Authority;

Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,332,481

Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	283,319

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	165	165,573

PEFA, Inc.; Series 2019, RB (b)	5.00%	09/01/2026	1,805	1,844,039

				8,535,577

Kentucky–2.10%

Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (e)(i)	4.70%	01/01/2052	670	659,818

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM) (f)	5.00%	12/01/2047	530	530,138
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);

Series 2015 A, RB	5.00%	07/01/2037	1,110	1,116,545

Series 2015 A, RB	5.00%	07/01/2040	985	988,291

Series 2015 A, RB	5.00%	01/01/2045	1,335	1,337,235

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,290,732

Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	1,650	1,810,356

Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	4,670	5,054,788

				12,787,903

Louisiana–1.11%

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB (e)	3.90%	11/01/2044	830	776,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);

Series 2024, RB (i)	5.50%	09/01/2054	$855	$ 928,224

Series 2024, RB (i)	5.50%	09/01/2059	1,710	1,847,854

New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	2,680	2,684,775

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM) (f)	5.00%	10/01/2048	495	510,497

				6,748,326

Maryland–1.14%

Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	384	392,475

Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	943,456

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	995	1,019,384

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	350,507

Maryland Economic Development Corp. (Green Bonds); Series 2022, RB (i)	5.25%	06/30/2052	1,540	1,607,740

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	913,234

Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB (o)	2.70%	06/01/2027	1,715	1,715,000

				6,941,796

Massachusetts–3.51%
Massachusetts (Commonwealth of);

Series 2004 A, Ref. GO Bonds (INS - AMBAC) (f)	5.50%	08/01/2030	1,500	1,714,973

Series 2024, RB (h)	5.00%	06/01/2053	4,585	5,000,237

Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	690	741,646

Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2024 B, RB	5.25%	07/01/2054	3,000	3,342,606

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,455	1,597,581

Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 D, Ref. RB	5.00%	07/01/2054	2,435	2,614,442

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (h)	5.50%	07/01/2032	2,500	3,007,000

Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB (e)	5.00%	07/15/2037	245	253,656

Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2000 M1, RB	5.50%	06/01/2026	400	420,862
Massachusetts (Commonwealth of) Port Authority;

Series 2019 A, Ref. RB (i)	5.00%	07/01/2040	1,000	1,046,832

Series 2021 E, RB (i)	5.00%	07/01/2046	1,060	1,112,372

Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM) (f)	5.25%	08/01/2031	500	586,377

				21,438,584

Michigan–4.21%

Academy of Warren; Series 2020 A, RB (e)	5.50%	05/01/2050	250	240,674

Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (b)(n)	5.00%	09/25/2024	2,110	2,112,296

Lansing (City of), MI; Series 2024, RB (h)	5.25%	07/01/2054	3,575	3,952,431
Michigan (State of);

Series 2023, RB	5.00%	11/15/2046	2,800	3,104,473

Series 2024, RB (h)	5.50%	11/15/2049	3,120	3,553,658

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB (h)	5.00%	04/15/2041	2,865	2,942,598
Michigan (State of) Finance Authority (Landmark Academy);

Series 2020, Ref. RB	5.00%	06/01/2035	165	162,696

Series 2020, Ref. RB	5.00%	06/01/2045	490	466,267

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB (h)(k)(n)	5.00%	12/01/2046	3,890	3,975,720

Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	2,052,237

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(i)	4.00%	10/01/2026	2,520	2,528,916

Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB (i)	5.00%	06/30/2030	545	572,812

				25,664,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.96%
Bethel (City of), MN (Spectrum High School);

Series 2017 A, Ref. RB	4.25%	07/01/2047	$305	$ 278,314

Series 2017 A, Ref. RB	4.38%	07/01/2052	500	453,981

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	595	607,052

Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB (i)	5.25%	01/01/2049	1,715	1,857,826

Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,650	1,803,768

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	517,453

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	313,044

				5,831,438

Mississippi–0.12%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	730,607

Missouri–2.44%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);

Series 2011 A, Ref. RB	5.50%	09/01/2027	750	751,504

Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,518,039
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);

Series 2019 B, RB (i)	5.00%	03/01/2046	4,740	4,854,766

Series 2019 B, RB (INS - AGM) (f)(i)	5.00%	03/01/2049	1,005	1,026,358

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	443,376

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	337,796

St. Louis (City of), MO; Series 2024, RB (INS - AGM) (f)	5.25%	07/01/2054	3,000	3,306,441

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,845	1,873,662

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (e)	6.00%	10/01/2049	770	776,791

				14,888,733

Nebraska–1.37%

Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	4,129,232

Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	825	867,018

Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,030	1,080,829

Omaha (City of), NE Public Power District; Series 2022, RB (h)(k)	5.25%	02/01/2052	2,075	2,265,428

				8,342,507

Nevada–0.92%

Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds (h)	5.00%	07/01/2053	5,185	5,634,036

New Hampshire–0.68%

New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	299	301,461

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,623	1,653,573

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,178,782

New Hampshire (State of) Housing Finance Authority; Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,000	1,038,757

				4,172,573

New Jersey–7.90%
East Orange (City of), NJ Board of Education;

Series 1998, COP (INS - AGM) (f)(g)	0.00%	02/01/2025	1,845	1,818,886

Series 1998, COP (INS - AGM) (f)(g)	0.00%	02/01/2028	2,850	2,543,950

Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL) (f)	5.50%	10/01/2028	1,000	1,117,340
Garden State Preservation Trust;

Series 2003 B, RB (INS - AGM) (f)(g)	0.00%	11/01/2025	2,000	1,931,570

Series 2005 A, RB (INS - AGM) (f)	5.75%	11/01/2028	1,000	1,057,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;

Series 2004 A, RB (INS - BHAC) (f)(h)	5.25%	07/01/2026	$7,000	$ 7,315,560

Series 2005 N-1, Ref. RB (INS - AMBAC) (f)	5.50%	09/01/2026	1,500	1,581,586
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);

Series 1999, RB (i)	5.25%	09/15/2029	390	390,371

Series 2012, RB (i)	5.75%	09/15/2027	400	400,521

New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	1,024,410
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);

Series 2013, RB (i)	5.13%	01/01/2034	1,250	1,251,245

Series 2013, RB (i)	5.38%	01/01/2043	1,250	1,250,987

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,835	3,731,103
New Jersey (State of) Transportation Trust Fund Authority;

Series 2009 A, RB (g)	0.00%	12/15/2039	6,000	3,258,172

Series 2010 A, RB (g)	0.00%	12/15/2030	1,600	1,300,023

Series 2010 A, RB (g)	0.00%	12/15/2031	3,000	2,343,349

Series 2018 A, RN (h)(k)	5.00%	06/15/2029	1,590	1,643,782

Series 2018 A, RN (h)(k)	5.00%	06/15/2030	550	567,392

Series 2018 A, RN (h)(k)	5.00%	06/15/2031	1,005	1,034,575

Series 2022, RB	5.25%	06/15/2046	1,430	1,566,718

New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS - AGM) (f)	5.25%	01/01/2027	705	748,877

Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL) (f)(g)	0.00%	09/01/2032	5,000	3,802,088
Tobacco Settlement Financing Corp.;

Series 2018 A, Ref. RB	5.00%	06/01/2046	2,935	3,007,207

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,731,232

Series 2018 B, Ref. RB	5.00%	06/01/2046	1,725	1,741,276

				48,159,834

New York–20.67%

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.) (e)(i)(p)	5.25%	12/31/2033	400	374,158

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,524,318
Metropolitan Transportation Authority (Green Bonds);

Series 2016 A-1, RB	5.00%	11/15/2041	1,980	2,020,622

Series 2020 A-1, RB (INS - AGM) (f)	4.00%	11/15/2041	1,165	1,168,199

Series 2020 A-1, RB (INS - BAM) (f)	4.00%	11/15/2053	395	382,600

Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,403,934
New York & New Jersey (States of) Port Authority;

Eighty-Fifth Series 1993, RB (INS - NATL) (f)	5.38%	03/01/2028	1,240	1,302,816

Series 2020 221, RB (i)	4.00%	07/15/2060	2,345	2,159,412

Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,645	1,723,060
New York (City of), NY;

Series 2020 C, GO Bonds	5.00%	08/01/2043	2,470	2,648,913

Subseries 2014 I-2, VRD GO Bonds (o)	2.40%	03/01/2040	8,000	8,000,000

Subseries 2022 D-1, GO Bonds (h)	5.25%	05/01/2038	1,355	1,541,739

Subseries 2022 D-1, GO Bonds (h)	5.25%	05/01/2042	2,305	2,567,043

Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,505	1,662,497
New York (City of), NY Municipal Water Finance Authority;

Series 2020 BB-1, RB	4.00%	06/15/2050	1,675	1,645,481

Series 2020 BB-1, RB	5.00%	06/15/2050	3,240	3,450,968

Series 2020, Ref. RB	5.00%	06/15/2050	1,635	1,741,461
New York (City of), NY Transitional Finance Authority;

Series 2019 B-1, RB	4.00%	11/01/2045	860	844,612

Series 2023 F-1, RB	4.00%	02/01/2051	2,540	2,482,460

Series 2024 B, RB	4.38%	05/01/2053	2,145	2,179,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;

Series 2017 B, Ref. RB (b)(n)	4.00%	08/15/2027	$5	$ 5,216

Series 2017 B, Ref. RB	4.00%	02/15/2047	1,940	1,901,066

Series 2018 A, Ref. RB	5.25%	03/15/2039	1,240	1,330,976

Series 2018 E, RB (h)	5.00%	03/15/2046	5,715	5,995,230

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,640	3,562,606

New York (State of) Power Authority; Series 2020 A, RB (h)	4.00%	11/15/2045	3,675	3,661,952

New York (State of) Power Authority (Green Bonds); Series 2020, RB (h)	4.00%	11/15/2055	4,185	4,123,790

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM) (f)	5.00%	11/15/2053	1,705	1,883,734
New York (State of) Thruway Authority;

Series 2019 B, RB	4.00%	01/01/2050	5,400	5,246,352

Series 2019 B, RB (INS - AGM) (f)(h)(k)	4.00%	01/01/2050	2,625	2,585,268

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,485	2,450,804
New York Counties Tobacco Trust IV;

Series 2005 A, RB	5.00%	06/01/2045	285	263,492

Series 2010 A, RB (e)	6.25%	06/01/2041	1,200	1,200,173

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,242,983

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	5,735	5,739,801

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,317,785
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);

Series 2020, Ref. RB (i)	5.25%	08/01/2031	465	495,307

Series 2020, Ref. RB (i)	5.38%	08/01/2036	940	1,003,007

Series 2023, RB (i)	5.38%	06/30/2060	2,115	2,207,036

Series 2024, RB (INS - AGM) (f)(i)	5.25%	06/30/2060	1,800	1,910,371

Series 2024, RB (i)	5.50%	06/30/2060	1,645	1,753,364
New York Transportation Development Corp. (American Airlines, Inc.);

Series 2016, Ref. RB (i)	5.00%	08/01/2026	685	686,041

Series 2016, Ref. RB (i)	5.00%	08/01/2031	1,440	1,441,620
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);

Series 2018, RB (i)	5.00%	01/01/2033	2,100	2,168,056

Series 2018, RB (i)	5.00%	01/01/2034	2,320	2,393,412

Series 2018, RB (i)	5.00%	01/01/2036	1,860	1,912,651

Series 2020, RB (i)	5.00%	10/01/2040	2,005	2,072,456

Series 2020, RB (i)	4.38%	10/01/2045	1,175	1,131,843
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);

Series 2016 A, RB (i)	5.00%	07/01/2046	3,235	3,234,874

Series 2016 A, RB (i)	5.25%	01/01/2050	1,775	1,774,978

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB (i)	5.00%	12/01/2038	1,870	1,994,727

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,758,067
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);

Series 2020 A, RB	5.00%	11/15/2054	750	794,452

Series 2021 A, RB	5.00%	11/15/2056	1,135	1,205,654

Series 2022, RB (h)	5.00%	05/15/2051	5,475	5,834,283

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	1,923,604

				126,030,985

North Carolina–0.18%

North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM) (f)(g)	0.00%	01/01/2051	3,910	1,122,234

North Dakota–0.65%
Ward (County of), ND (Trinity Obligated Group);

Series 2017 C, RB	5.00%	06/01/2048	2,350	2,300,252

Series 2017 C, RB	5.00%	06/01/2053	1,745	1,679,591

				3,979,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–5.17%

Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	$2,645	$ 2,682,590
Buckeye Tobacco Settlement Financing Authority;

Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,115	3,754,770

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,740	8,046,102

Series 2020 B-3, Ref. RB (g)	0.00%	06/01/2057	8,605	781,898

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB (e)	6.50%	01/01/2034	1,100	1,100,849

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (i)	5.38%	09/15/2027	805	805,366

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (e)	5.00%	06/01/2028	565	573,093
Cuyahoga (County of), OH (MetroHealth System);

Series 2017, Ref. RB	5.25%	02/15/2047	1,140	1,162,033

Series 2017, Ref. RB	5.50%	02/15/2052	845	863,706

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,556,141

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,645	1,932,787

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,490	1,480,235

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,110,326) (c)(d)(e)	6.00%	04/01/2038	1,133	79,290

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	908,009

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,335,544

Ohio (State of) Housing Finance Agency; Series 2024, RB (CEP - GNMA)	7.00%	03/01/2049	1,000	1,213,571

Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA) (i)	5.85%	09/20/2028	260	260,205

Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL) (f)(g)	0.00%	02/15/2030	1,000	829,282
Ohio State University (The);

Series 2010 D, RB (n)	5.00%	12/01/2030	45	50,856

Series 2010 D, RB	5.00%	12/01/2030	955	1,090,470

				31,506,797

Oklahoma–1.15%

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,780	3,900,963

Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,155	1,274,277

Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	895	879,533
Tulsa (City of), OK Airports Improvement Trust;

Series 2000 A, Ref. RB (i)	5.50%	06/01/2035	330	330,544

Series 2001 C, Ref. RB (i)	5.50%	12/01/2035	620	621,005

				7,006,322

Ontario–0.14%

Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB (e)	6.00%	10/05/2040	835	882,436

Oregon–1.20%

Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	501,485

Oregon (State of); Series 2019, GO Bonds (h)(k)	5.00%	08/01/2044	3,350	3,563,591

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (i)	5.50%	07/01/2053	1,425	1,554,491

Portland (Port of), OR (Portland International Airport); Series 2022 28, RB (i)	5.00%	07/01/2052	1,605	1,671,987

				7,291,554

Pennsylvania–4.95%

Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM) (f)(i)	5.50%	01/01/2048	1,340	1,473,621

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,905	2,742,532

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM) (f)(g)	0.00%	10/01/2036	650	395,290

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	499,874
Lancaster (County of), PA Hospital Authority (Penn State Health);

Series 2021, RB	5.00%	11/01/2046	515	537,634

Series 2021, RB	5.00%	11/01/2051	685	708,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);

Series 2022, RB (i)	5.50%	06/30/2038	$1,885	$ 2,104,819

Series 2022, RB (i)	5.25%	06/30/2053	2,015	2,116,011

Series 2022, RB (INS - AGM) (f)(i)	5.00%	12/31/2057	1,010	1,052,956
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);

Series 2021 A, Ref. RB	4.00%	10/15/2039	660	660,572

Series 2023 A-2, RB	4.00%	05/15/2048	545	520,816
Pennsylvania (Commonwealth of) Turnpike Commission;

Series 2014 A, RB	4.75%	12/01/2037	990	1,015,635

Series 2014 A-2, RB	5.13%	12/01/2039	2,000	2,145,775

Series 2019 A, RB	5.00%	12/01/2049	220	231,921

Series 2020 B, RB	5.00%	12/01/2050	595	631,323

Series 2021 A, RB	4.00%	12/01/2050	1,250	1,177,511

Series 2024 C, RB	5.25%	12/01/2054	2,600	2,881,641
Philadelphia (City of), PA;

Series 2017 B, Ref. RB (i)	5.00%	07/01/2042	5,295	5,390,711

Series 2017 B, Ref. RB (i)	5.00%	07/01/2047	525	531,336

Series 2021, Ref. RB (INS - AGM) (f)(i)	4.00%	07/01/2041	1,230	1,190,141

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,811,023

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (e)	5.00%	06/15/2050	400	401,473

				30,220,946

Puerto Rico–5.21%
Children’s Trust Fund;

Series 2002, RB	5.50%	05/15/2039	2,555	2,568,208

Series 2002, RB	5.63%	05/15/2043	1,490	1,507,302

Series 2005 A, RB (g)	0.00%	05/15/2050	5,915	1,142,861

Series 2005 B, RB (g)	0.00%	05/15/2055	2,540	285,390

Series 2008 A, RB (g)	0.00%	05/15/2057	18,995	1,307,407

Series 2008 B, RB (g)	0.00%	05/15/2057	37,695	2,342,066
Puerto Rico (Commonwealth of);

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,218,697

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,243,591

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	958,765

Subseries 2022, RN (g)	0.00%	11/01/2043	750	475,401

Subseries 2022, RN (g)	0.00%	11/01/2051	1,417	908,554
Puerto Rico (Commonwealth of) Electric Power Authority;

Series 2007 VV, Ref. RB (Acquired 04/07/2020-04/28/2020; Cost $1,853,084) (INS - NATL) (d)(f)	5.25%	07/01/2032	1,840	1,818,550

Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $743,699) (INS - NATL) (d)(f)	5.25%	07/01/2033	735	726,999

Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $677,603) (INS - NATL) (d)(f)	5.25%	07/01/2035	645	634,244
Puerto Rico Sales Tax Financing Corp.;

Series 2018 A-1, RB (g)	0.00%	07/01/2027	450	404,785

Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,495	1,245,912

Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,458	1,734,271

Series 2018 A-1, RB (g)	0.00%	07/01/2046	8,305	2,800,392

Series 2018 A-1, RB (g)	0.00%	07/01/2051	10,905	2,676,221

Series 2018 A-1, RB	4.75%	07/01/2053	1,805	1,791,461

Series 2018 A-1, RB	5.00%	07/01/2058	1,955	1,963,646

Series 2019 A-2, RB	4.33%	07/01/2040	1,230	1,216,459

Series 2019 A-2, RB	4.78%	07/01/2058	825	816,345

				31,787,527

Rhode Island–0.36%

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,185	2,187,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.51%

Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	$1,940	$ 2,096,421
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);

Series 2024, RB	5.50%	11/01/2050	495	555,955

Series 2024, RB	5.50%	11/01/2054	825	920,996
South Carolina (State of) Public Service Authority (Santee Cooper);

Series 2024 B, Ref. RB	5.00%	12/01/2036	3,500	3,981,813

Series 2024 B, Ref. RB (INS - AGM) (f)	5.00%	12/01/2040	1,460	1,637,152

				9,192,337

South Dakota–0.88%

South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,040	2,077,680

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,185	2,187,227

South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,055	1,094,821

				5,359,728

Tennessee–3.78%

Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,299,117

Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,075	1,160,397

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,872,311

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,035	1,998,608

Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (h)	6.00%	12/01/2054	6,825	7,880,391

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,225	3,133,044

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB (i)	5.00%	07/01/2043	1,305	1,335,141

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB (i)	5.00%	07/01/2054	940	963,653

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	746,554

Tennessee Energy Acquisition Corp.; Series 2021 A, RB (b)	5.00%	11/01/2031	2,510	2,673,846

				23,063,062

Texas–13.30%

Austin (City of), TX; Series 2022, RB (i)	5.25%	11/15/2047	1,180	1,266,989

Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	980	1,022,599

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,308,294

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,705,048

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,650	1,634,354

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,128,468

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	3,002,481
Greater Texoma Utility Authority (City of Sherman);

Series 2023 A, RB (INS - BAM) (f)	4.38%	10/01/2053	1,340	1,341,818

Series 2023, RB (INS - AGM) (f)	4.25%	10/01/2053	1,430	1,405,461

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,243,797

Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM) (f)(i)	5.25%	07/01/2048	1,725	1,847,487

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (i)	4.00%	07/01/2041	585	566,907

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (i)	5.00%	07/15/2028	495	510,254

Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,360	1,349,222

Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,860	1,779,545

Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,223,516

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,302,464

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (e)(i)	4.63%	10/01/2031	3,085	3,089,433

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB (c)	5.00%	07/01/2052	1,500	600,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);

Series 2021 A-1, RB	7.50%	11/15/2037	60	48,081

Series 2021, RB	2.00%	11/15/2061	1,628	614,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);

Series 2016, Ref. RB	5.00%	07/01/2036	$650	$ 599,597

Series 2016, Ref. RB	5.00%	07/01/2046	800	651,401

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM) (f)	5.00%	04/01/2046	520	520,032

New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,440	1,471,360

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB (e)	4.00%	08/15/2051	1,010	858,699
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);

Series 2017, Ref. RB	5.00%	01/01/2042	495	496,475

Series 2017, Ref. RB	5.00%	01/01/2047	620	612,562
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);

Series 2018, Ref. RB	5.00%	10/01/2031	560	558,987

Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,008,969

Series 2020, RB	5.25%	10/01/2055	2,255	2,071,173

North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,065	3,109,975

San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,060	3,387,691
Tarrant (County of), TX Hospital District;

Series 2023, GO Bonds	4.25%	08/15/2048	805	806,907

Series 2023, GO Bonds	4.25%	08/15/2053	2,280	2,263,552
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);

Series 2016, Ref. RB	5.00%	05/15/2037	2,525	2,531,745

Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,589,680
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);

Series 2007, RB (Acquired 12/19/2007; Cost $286,020) (c)(d)	5.75%	02/15/2025	305	167,750

Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,240) (c)(d)	6.38%	02/15/2048	1,940	1,067,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);

Series 2020, Ref. RB	6.63%	11/15/2041	85	82,739

Series 2020, Ref. RB	6.75%	11/15/2051	85	80,632

Series 2020, Ref. RB	6.88%	11/15/2055	85	80,967

Texas (State of) Transportation Commission; Series 2019, RB (g)	0.00%	08/01/2043	3,000	1,221,614
Texas (State of) Transportation Commission (Central Texas Turnpike System);

Series 2015 B, Ref. RB (b)(g)(n)	0.00%	11/04/2024	3,475	2,078,862

Series 2015 B, Ref. RB (b)(g)(n)	0.00%	11/04/2024	1,175	671,569

Series 2015 C, Ref. RB (b)(n)	5.00%	11/04/2024	2,415	2,422,319
Texas (State of) Water Development Board;

Series 2022, RB (h)	5.00%	10/15/2047	3,345	3,632,044

Series 2023 A, RB	4.88%	10/15/2048	2,430	2,605,388

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,381,569

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,665	2,756,812

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,003

Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	2,475	2,360,139

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (f)	4.00%	02/15/2053	3,360	3,135,911

Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	3,480	3,842,214

				81,126,768

Utah–1.89%

Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (e)	4.00%	03/01/2051	500	425,501

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	421,488
Salt Lake City (City of), UT;

Series 2021 A, RB (i)	5.00%	07/01/2046	835	871,714

Series 2023 A, RB (i)	5.50%	07/01/2053	2,870	3,139,640

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	3,130,627

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	814,434

Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,520	1,554,179

Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,115	1,147,234

				11,504,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–2.87%

Chesapeake (City of), VA Expressway; Series 2012 A, RB (b)(n)	5.00%	10/11/2024	$2,540	$ 2,544,790

Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,823,352

Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM) (f)	5.25%	07/01/2048	1,305	1,433,334

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (e)	5.00%	09/01/2045	340	340,554

Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB (b)	5.50%	09/01/2035	150	149,574

Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,140	1,181,736

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB (i)	5.00%	01/01/2037	3,120	3,318,302
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);

Series 2022, Ref. RB (i)	5.00%	12/31/2047	560	586,844

Series 2022, Ref. RB (i)	5.00%	12/31/2057	1,630	1,690,220
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);

Series 2017, RB (i)	5.00%	12/31/2049	910	925,026

Series 2017, RB (i)	5.00%	12/31/2056	2,500	2,533,319

				17,527,051

Washington–2.61%

Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038	1,320	1,370,859

Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	2,435	2,614,255

Tacoma (City of), WA; Series 2023, RB (h)	4.00%	12/01/2047	2,785	2,750,663

Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,875	2,078,622

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,480	3,549,537

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,655	1,723,357
Washington (State of) Housing Finance Commission (Bayview Manor Homes);

Series 2016 A, Ref. RB (e)	5.00%	07/01/2046	435	407,520

Series 2016 A, Ref. RB (e)	5.00%	07/01/2051	360	327,846

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,184	1,125,251

				15,947,910

West Virginia–0.44%

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (e)	7.50%	06/01/2043	825	889,822

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,773,500

				2,663,322

Wisconsin–4.41%
Wisconsin (State of) Center District;

Series 2020 D, RB (INS - AGM) (f)(g)	0.00%	12/15/2050	6,520	1,956,117

Series 2020 D, RB (INS - AGM) (f)(g)	0.00%	12/15/2060	29,455	5,395,467

Series 2022, RB (e)	5.25%	12/15/2061	1,705	1,736,525

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,800	2,597,955

Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB (e)	5.00%	08/01/2027	1,250	1,284,168

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,510	2,460,627

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	840	738,133

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,459,455

Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	1,215	1,264,160

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (c)(e)	6.75%	08/01/2031	915	805,200
Wisconsin (State of) Public Finance Authority (Explore Academy);

Series 2020 A, RB (e)	6.13%	02/01/2050	415	399,228

Series 2022 A, RB (e)	6.13%	02/01/2050	450	432,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	$625	$626,797

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	650	292,500

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,713,727

Series 2018 A, RB	5.35%	12/01/2045	1,675	1,699,703

Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB (e)	5.63%	12/15/2030	1,165	1,169,025

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	886,035

				26,917,719

Wyoming–0.17%
University of Wyoming; Series 2021 C, RB (INS - AGM) (f)	4.00%	06/01/2044	1,065	1,042,987

Total Municipal Obligations (Cost $908,269,581)				922,714,157

			Shares

Exchange-Traded Funds–0.13%
Invesco Municipal Strategic Income ETF (Cost $792,662) (q)			15,560	799,392

TOTAL INVESTMENTS IN SECURITIES (r) –151.43% (Cost $909,062,243)				923,513,549

FLOATING RATE NOTE OBLIGATIONS–(11.96)%
Notes with interest and fee rates ranging from 3.46% to 3.72% at 08/31/2024 and contractual maturities of collateral ranging from 07/01/2026 to 11/15/2055 (See Note 1J) (s)				(72,920,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.80)%				(242,740,585)

OTHER ASSETS LESS LIABILITIES–0.33%				2,012,501

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$609,865,465

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Municipal Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $4,555,258, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2024 was $7,159,846, which represented 1.17% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $45,602,938, which represented 7.48% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $19,003,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(o)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income

Invesco Municipal Strategic Income ETF	$794,503	$-	$-	$4,889	$-	$799,392	$16,052

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.55%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Trust’s investments with a value of $108,385,121 are held by TOB Trusts and serve as collateral for the $72,920,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2024

Revenue Bonds	86.34%

General Obligation Bonds	10.76

Pre-Refunded Bonds	1.85

Other	1.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Municipal Trust

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $908,269,581)	$922,714,157

Investments in affiliates, at value (Cost $792,662)	799,392
Receivable for:

Investments sold	115,470

Interest	9,443,937

Investments matured, at value (Cost $279,725)	279,725

Investment for trustee deferred compensation and retirement plans	30,732

Total assets	933,383,413

Liabilities:

Floating rate note obligations	72,920,000

Variable rate muni term preferred shares ($0.01 par value, 2,428 shares issued with liquidation preference of $100,000 per share)	242,740,585
Payable for:

Investments purchased	5,315,505

Dividends	245,352

Amount due custodian	929,278

Accrued fees to affiliates	56,237

Accrued interest expense	908,775

Accrued trustees’ and officers’ fees and benefits	624

Accrued other operating expenses	370,860

Trustee deferred compensation and retirement plans	30,732

Total liabilities	323,517,948

Net assets applicable to common shares	$609,865,465

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$695,956,594

Distributable earnings (loss)	(86,091,129)

$609,865,465

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	55,335,515

Net asset value per common share	$11.02

Market value per common share	$10.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Municipal Trust

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)

Investment income:
Interest	$21,660,990

Dividends from affiliates	16,052

Total investment income	21,677,042

Expenses:
Advisory fees	2,538,162

Administrative services fees	45,415

Custodian fees	4,702

Interest, facilities and maintenance fees	7,373,201

Transfer agent fees	23,209

Trustees’ and officers’ fees and benefits	12,912

Registration and filing fees	29,983

Reports to shareholders	261,452

Professional services fees	137,915

Other	3,299

Total expenses	10,430,250

Less: Fees waived	(1,509)

Net expenses	10,428,741

Net investment income	11,248,301

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(602,077))	(2,070,835)

Change in net unrealized appreciation of:
Unaffiliated investment securities	5,648,843

Affiliated investment securities	4,889

5,653,732

Net realized and unrealized gain	3,582,897

Net increase in net assets resulting from operations applicable to common shares	$14,831,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Municipal Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)

	August 31, 2024	February 29, 2024
Operations:
Net investment income	$11,248,301	$23,311,160

Net realized gain (loss)	(2,070,835)	(11,649,829)

Change in net unrealized appreciation	5,653,732	34,238,336

Net increase from payments by affiliates	–	1,183,768

Net increase in net assets resulting from operations applicable to common shares	14,831,198	47,083,435

Distributions to common shareholders from distributable earnings	(16,916,067)	(23,245,402)

Return of capital applicable to common shares	–	(698,275)

Total distributions	(16,916,067)	(23,943,677)

Net increase (decrease) in net assets applicable to common shares	(2,084,869)	23,139,758

Net assets applicable to common shares:
Beginning of period	611,950,334	588,810,576

End of period	$609,865,465	$611,950,334

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Municipal Trust

Statement of Cash Flows
For the six months ended August 31, 2024
(Unaudited)

Cash provided by operating activities:

Net increase in net assets resulting from operations applicable to common shares	$14,831,198

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:

Purchases of investments	(86,353,482)

Proceeds from sales of investments	74,033,591

Purchases of short-term investments, net	(408,675)

Amortization (accretion) of premiums and discounts, net	(731,308)

Net realized loss from investment securities	2,070,835

Net change in unrealized appreciation on investment securities	(5,653,732)

Change in operating assets and liabilities:

Increase in receivables and other assets	(122,680)

Increase in accrued expenses and other payables	298,092

Net cash provided by operating activities	(2,036,161)

Cash provided by (used in) financing activities:

Increase in payable for amount due custodian	929,278

Dividends paid to common shareholders from distributable earnings	(16,741,257)

Proceeds from TOB Trusts	19,355,000

Repayment of TOB Trusts	(2,905,000)

Net cash provided by (used in) financing activities	638,021

Net decrease in cash and cash equivalents	(1,398,140)

Cash and cash equivalents at beginning of period	1,398,140

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$7,302,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Municipal Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Year Ended		Years Ended			Year Ended
	August 31,		February 29,		February 28,			February 29,
	2024		2024		2023	2022	2021	2020

Net asset value per common share, beginning of period	$ 11.06		$ 10.64		$ 12.81	$ 13.49	$ 13.97	$ 12.90

Net investment income (a)	0.20		0.42		0.49	0.59	0.63	0.57

Net gains (losses) on securities (both realized and unrealized)	0.07		0.43		(2.13)	(0.64)	(0.51)	1.11

Total from investment operations	0.27		0.85		(1.64)	(0.05)	0.12	1.68

Less:
Dividends paid to common shareholders from net investment income	(0.31)		(0.42)		(0.50)	(0.63)	(0.60)	(0.58)

Return of capital	–		(0.01)		(0.03)	–	–	(0.03)

Total distributions	(0.31)		(0.43)		(0.53)	(0.63)	(0.60)	(0.61)

Net asset value per common share, end of period	$ 11.02		$ 11.06		$ 10.64	$ 12.81	$ 13.49	$ 13.97

Market value per common share, end of period	$ 10.09		$ 9.58		$ 9.47	$ 11.81	$ 12.82	$ 12.61

Total return at net asset value (b)	2.77%		8.90	% (c)	(12.43)%	(0.45)%	1.45%	13.68%

Total return at market value (d)	8.63%		5.98%		(15.46)%	(3.43)%	6.81%	11.33%

Net assets applicable to common shares, end of period (000’s omitted)	$609,865		$611,950		$588,811	$708,834	$746,050	$772,929

Portfolio turnover rate (e)	8%		33%		41%	14%	20%	11%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	3.41	% (f)	3.34%		2.69%	1.54%	1.77%	2.45%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.00	% (f)	0.93%		0.98%	0.94%	0.95%	0.98%

Without fee waivers and/or expense reimbursements	3.41	% (f)	3.34%		2.69%	1.54%	1.77%	2.45%

Ratio of net investment income to average net assets	3.68	% (f)	3.94%		4.45%	4.31%	4.73%	4.22%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$242,800		$242,800		$262,800	$262,800	$262,800	$262,800

Asset coverage per preferred share (g)	$351,180		$352,039		$324,053	$369,724	$383,885	$394,113

Liquidating preference per preferred share	$100,000		$100,000		$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.70%.
(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Municipal Trust

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Municipal Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946,
Financial Services -
Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B .
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C .
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D .
Distributions
– The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

26	Invesco Municipal Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates –
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Floating Rate Note Obligations
– The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank
third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
K.
Other Risks
– The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax

27	Invesco Municipal Trust

treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
For the six months ended August 31, 2024, the Adviser waived advisory fees of $1,509.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2024, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3 – Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$922,101,652	$612,505	$922,714,157

Exchange-Traded Funds	799,392	–	–	799,392

Total Investments in Securities	799,392	922,101,652	612,505	923,513,549

Other Investments - Assets

Investments Matured	–	279,725	–	279,725

Total Investments	$799,392	$922,381,377	$612,505	$923,793,274

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule
17a-7
of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule
17a-7.
Pursuant to these procedures, for the six months ended August 31, 2024, the Trust engaged in securities purchases of $53,554,545 and securities sales of $32,587,184, which resulted in net realized gains (losses) of $(602,077).

28	Invesco Municipal Trust

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “
Trustees’ and Officers’ Fees and Benefits
” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $66,124,286 and 5.47%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 29, 2024, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$42,730,578	$49,386,901	$92,117,479

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2024 was $85,504,806 and $74,123,774, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$31,022,267

Aggregate unrealized (depreciation) of investments	(17,237,403)

Net unrealized appreciation of investments	$13,784,864

Cost of investments for tax purposes is $910,008,410.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 29,
	2024	2024

Beginning shares	55,335,515	55,335,515

Shares issued through dividend reinvestment	–	–

Ending shares	55,335,515	55,335,515

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series
2015/12-VKQ
VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2024, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/17/2012	2,428	10/10/2025	07/17/2023

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.

29	Invesco Municipal Trust

The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2024, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2024 were $242,800,000 and 4.45%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end,
the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2024:

Declaration Date	Amount per Share	Record Date	Payable Date

September 3, 2024	$0.0628	September 17, 2024	September 30, 2024

October 1, 2024	$0.0628	October 16, 2024	October 31, 2024

30	Invesco Municipal Trust

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees,
that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The
Sub-Committees
meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory
contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts.
 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up
requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up
responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the

31	Invesco Municipal Trust

performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were reasonably comparable to and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

32	Invesco Municipal Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)	Elizabeth Krentzman	40,661,788.87	8,537,120.63
	Robert C. Troccoli	40,564,841.59	8,634,067.91
	Carol Deckbar	40,648,390.87	8,550,518.63
	Douglas Sharp	40,638,566.59	8,560,342.91
(2)	Elizabeth Krentzman	2,428.00	0.00
	Robert C. Troccoli	2,428.00	0.00
	Carol Deckbar	2,428.00	0.00
	Douglas Sharp	2,428.00	0.00
A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Municipal Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). To approve amendments to the current fundamental investment restrictions of the Fund as follows:
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain

(a)	To amend the fundamental investment restriction regarding diversification	26,255,765.85	5,024,833.17	1,118,016.47
(b)	To amend the fundamental investment restriction regarding borrowing	26,069,353.20	5,209,474.64	1,119,790.65
(c)	To amend the fundamental investment restriction regarding issuing senior securities	26,058,806.97	5,190,620.37	1,149,187.15
(d)	To amend the fundamental investment restriction regarding underwriting securities issued by other persons	26,096,183.18	5,156,583.83	1,145,848.49
(e)	To amend the fundamental investment restriction regarding lending	26,004,018.12	5,234,074.70	1,160,522.68
(f)	To amend the fundamental investment restriction regarding purchasing and selling real estate	26,052,475.98	5,212,590.83	1,133,549.68
(g)	To amend the fundamental investment restriction regarding purchasing and selling commodities	26,016,249.11	5,266,226.23	1,116,138.15
(h)	To amend the fundamental investment restriction regarding industry concentration	26,097,832.45	5,170,560.32	1,130,218.73
(2). To approve the removal of the following current fundamental investment restrictions for the affected Fund as follows:
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain

(a)	To remove the fundamental investment restriction regarding purchasing on margin	25,940,169.31	5,267,079.94	1,191,366.25
(b)	To remove the fundamental investment restriction(s) regarding making short sales, writing, purchasing or selling puts or calls or purchasing futures or options	25,946,683.98	5,286,040.83	1,165,889.68
(c)	To remove the fundamental investment restriction regarding investing for control or management	25,898,625.70	5,223,985.68	1,276,004.12
(d)	To remove the fundamental investment restriction regarding investing in other investment companies	26,042,995.62	5,054,130.37	1,301,488.51
(e)	To remove the fundamental investment restriction regarding investing in oil, gas or mineral exploration or development programs	26,072,812.94	5,092,564.33	1,233,236.23
(f)	To remove the fundamental investment restriction regarding investing for short-term profits	26,189,810.97	4,976,747.84	1,232,058.69

33	Invesco Municipal Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06362	VK-CE-MUNI-SAR-1

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1)	Not applicable.

19(a)(2)	Not applicable.

19(a)(3)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024